DISAGGREGATION OF REVENUE LONG-LIVED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
DISAGGREGATION OF REVENUE LONG-LIVED ASSETS
Schedule of disaggregation of gross revenue
	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Project fees	$2,045,000	$1,627,000	$10,045,000	$5,268,000
Retainer fees	5,148,000	560,000	6,059,000	1,648,000
Fee income	1,184,000	676,000	3,777,000	2,435,000
Reimbursement income	1,927,000	991,000	5,743,000	3,086,000
Performance marketing	3,827,000	-	3,827,000	-
Managed services	1,543,000	-	1,543,000	-
Other revenue	11,000	-	34,000	-
	$15,685,000	$3,854,000	$31,028,000	$12,437,000

	Years Ended June 30,
	2021	2020
Project fees	$6,418,000	$6,816,000
Retainer fees	2,140,000	3,194,000
Fee income	3,581,000	5,420,000
Reimbursement income	4,029,000	9,177,000
Other revenue	24,000	6,000
	$16,192,000	$24,613,000

Schedule of disaggregation of gross revenue between the United States and the United Kingdom
	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Gross Revenue:
United States	$13,963,000	$2,309,000	$24,481,000	$7,940,000
United Kingdom	1,722,000	1,545,000	6,547,000	4,497,000
Total gross revenue	$15,685,000	$3,854,000	$31,028,000	$12,437,000
	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Gross profit:
United States	$2,911,000	$1,078,000	$7,293,000	$3,770,000
United Kingdom	1,036,000	835,000	3,577,000	2,307,000
Total gross profit	$3,947,000	$1,913,000	$10,870,000	$6,077,000

	Years Ended June 30,
	2021	2020
Gross Revenue:
United States	$10,270,000	$15,954,000
United Kingdom	5,922,000	8,659,000
Total gross revenue	$16,192,000	$24,613,000

Schedule of disaggregation of gross profit between the United States and the United Kingdom
	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Net Loss
United States	$(13,993,000)	$(4,188,000)	$(19,954,000)	$(8,147,000)
United Kingdom	(395,000)	(491,000)	(683,000)	(1,076,000)
Total net loss	$(14,388,000)	$(4,679,000)	$(20,637,000)	$(9,223,000)

	Years Ended June 30,
	2021	2020
Gross profit:
United States	$5,253,000	$8,084,000
United Kingdom	3,435,000	4,893,000
Total gross profit	$8,688,000	$12,977,000

Schedule of Net loss
Balance upon issuance
Loan warrants	$2,433,000
Preferred stock warrants	28,407,000
30,840,000

Change in fair value	(201,000)

Balance on March 31, 2022	$30,639,000

	Years Ended June 30,
	2021	2020
Net loss:
United States	$(14,868,000)	$(11,294,000)
United Kingdom	(1,129,000)	(3,153,000)
Total net loss	$(15,997,000)	$(14,447,000)

Schedule of the disaggregation of fixed assets
	United States	United Kingdom	Total
Computer equipment	$748,000	$242,000	$990,000
Website design	6,000	-	6,000
Office machine & equipment	53,000	42,000	95,000
Furniture & fixtures	893,000	82,000	975,000
Leasehold improvements	223,000	12,000	235,000
Tenant incentives	145,000	-	145,000
	2,068,000	378,000	2,446,000

Accumulated depreciation	(1,492,000)	(312,000)	(1,804,000)
Net book value	$576,000	$66,000	$642,000
	United States	United Kingdom	Total
Computer equipment	$468,000	$229,000	$697,000
Website design	6,000	-	6,000
Office machine & equipment	51,000	46,000	97,000
Furniture & fixtures	352,000	86,000	438,000
Leasehold improvements	135,000	-	135,000
Tenant incentives	145,000	-	145,000
	1,157,000	361,000	1,518,000

Accumulated depreciation	(867,000)	(308,000)	(1,175,000)
Net book value	$290,000	$53,000	$343,000

	United States	United Kingdom	Total
Computer equipment	$468,000	$229,000	$697,000
Website design	6,000	-	6,000
Office machine & equipment	51,000	46,000	97,000
Furniture & fixtures	352,000	86,000	438,000
Leasehold improvements	135,000	-	135,000
Tenant incentives	145,000	-	145,000
	1,157,000	361,000	1,518,000

Accumulated depreciation	(867,000)	(308,000)	(1,175,000)
Net book value	$290,000	$53,000	$343,000

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of June 30, 2020:

	United States	United Kingdom	Total
Computer equipment	$460,000	$160,000	$620,000
Website design	6,000	-	6,000
Office machine & equipment	53,000	36,000	89,000
Furniture & fixtures	350,000	79,000	429,000
Leasehold improvements	54,000	119,000	173,000
Tenant incentives	145,000	-	145,000
	1,068,000	394,000	1,462,000
Accumulated depreciation	(770,000)	(348,000)	(1,118,000)
Net book value	$298,000	$46,000	$344,000

Schedule of Intangible assets and goodwill
Intangibles	US	UK	Total
Customer relationship	$61,860,000	$-	$61,860,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	-	1,430,000
Technology	11,020,000	-	11,020,000
Tradename	4,070,000	-	4,070,000
Workforce acquired	2,125,000	-	2,125,000
	81,265,000	-	81,265,000
Less: accumulated amortization	(8,401,000)	-	(8,401,000)

Net book value	$72,864,000	$-	$72,864,000
Intangibles	US	UK	Total
Customer relationship	$4,960,000	$-	$4,960,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	-	1,430,000
Technology	520,000	-	520,000
Tradename	470,000	-	470,000
Workforce acquired	2,125,000	-	2,125,000
	10,265,000	-	10,265,000
Less: accumulated amortization	(7,662,000)	-	(7,662,000)

Net book value	$2,603,000	$-	$2,603,000

Intangibles	US	UK	Total
Customer relationship	$4,960,000	$-	$4,960,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	-	1,430,000
Technology	520,000	-	520,000
Tradename	470,000	-	470,000
Workforce acquired	2,125,000	-	2,125,000
	10,265,000	-	10,265,000
Less: accumulated amortization	(7,662,000)	-	(7,662,000)

Net book value	$2,603,000	$-	$2,603,000

Goodwill	$11,837,000	$7,531,000	$19,368,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of June 30, 2020.

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$3,550,000	$8,510,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	770,000	2,200,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	665,000	2,790,000
	9,685,000	4,985,000	14,670,000
Less: impairment	-	(1,867,000)	(1,867,000)
Less: accumulated amortization	(5,494,000)	(3,118,000)	(8,612,000)

Net book value	$4,191,000	$-	$4,191,000

Goodwill	$9,831,000	$7,531,000	$17,362,000